Prepaid expenses and other (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid expenses and other
The schedule of prepaid expenses and other current assets

	2017	2016
Gold bullion	$14.6	$9.3
Inventory	7.1	2.7
Prepaid gold	—	7.0
Prepaid expenses	17.0	17.5
Debt issue costs	0.7	0.6
	$39.4	$37.1